Notes Payable (Details Narrative) - USD ($)				12 Months Ended
	Jan. 29, 2018	Mar. 20, 2017	Mar. 21, 2015	Dec. 31, 2018	Dec. 31, 2017
Notes payable					$ 125,000
Debt conversion amount	$ 125,000			$ 3,066,000	$ 182,000
Number of common stock shares issued upon conversion	83,333			1,243,189
DelMorgan Group LLC [Member]
Interest rate			12.00%
Maturity date			Mar. 20, 2017
Third - Party Lender [Member] | Extension Agreement [Member]
Maturity date		Mar. 20, 2018